Shareholder Report, Average Annual Return (Details)	10 Months Ended	12 Months Ended	21 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Vest 10 Year Interest Rate Hedge ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Vest 10 Year Interest Rate Hedge ETF NAV
Average Annual Return, Percent		(11.35%)	10.65%
Vest 2 Year Interest Rate Hedge ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Vest 2 Year Interest Rate Hedge ETF NAV
Average Annual Return, Percent	5.16%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		10.55%	1.99%
ICE US Treasury 20+ Year Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE US Treasury 20+ Year Bond Total Return Index
Average Annual Return, Percent		15.21%	(5.24%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.82%
ICE U.S. Treasury 1-3 Year Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE U.S. Treasury 1-3 Year Bond Total Return Index
Average Annual Return, Percent	3.57%